Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2023
	$	$
Staff advances	61	145
Prepayment for products	1,174	367
Advance to OEMs	14,285	4,004
Rental and other deposits	736	451
VAT recoverable	1,836	2,238
Receivable from an export/import agent	-	20
Investment of convertible bond	338	338
Cash loan	100	100
Others	354	410
	18,884	8,073
Less: provision	(11,383)	(421)

	7,501	7,652

Provisions were $11,383 and $421 as of December 31, 2022 and 2023, respectively. The Group reviews staff advances, rental and other deposits, receivable from an agent and other for expected credit loss. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.